Summary of Significant Accounting Policies and Practices - Schedule of Gains or Losses Resulting form Foreign Currency Transactions (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
HK [Member]
Schedule of Gains or Losses Resulting form Foreign Currency Transactions [Line Items]
Average rate	7.8241%		7.7924%
Year-end/period-end spot rate	7.8431%	7.7821%
RMB [Member]
Schedule of Gains or Losses Resulting form Foreign Currency Transactions [Line Items]
Average rate	6.8624%		7.1875%
Year-end/period-end spot rate	6.7851%	6.9931%